Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of the Parent Company [Abstract]
Schedule of parent company balance sheets
	December 31,	December 31,
	2018	2017

ASSETS
CURRENT ASSETS
Cash	$268,399	$-
Prepaid costs and expenses	1,982,674	751,667
Prepaid initial public offerings costs	-	2,000,000
Total current assets	2,251,073	2,751,667

OTHER ASSETS
Investment in subsidiaries	10,127,371	8,298,679
Restricted cash	600,000	-
Prepaid expenses	1,171,114	789,999
Total other assets	11,898,485	9,088,678

Total assets	$14,149,558	$11,840,345

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Intercompany payable - Dianniu	$570,350	$-
Total liabilities	570,350	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 14,899,185 and 13,000,000 shares issued and outstanding as of December 31, 2018 and 2017, respectively*	148,992	130,000
Shares subscription receivables	(45,457)	(45,457)
Additional paid-in capital	15,855,220	12,312,828
Statutory reserves	-	6,189
Accumulated deficit	(2,379,547)	(893,921)
Accumulated other comprehensive income	-	330,706
Total shareholders’ equity	13,579,208	11,840,345

Total liabilities and shareholders’ equity	$14,149,558	$11,840,345

*	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.

Schedule of parent company statements of operations and comprehensive loss
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016

GENERAL AND ADMINISTRATIVE EXPENSES	$(1,891,213)	$(488,334)	$-

EQUITY OF LOSS OF SUBSIDIARY	(1,534,768)	(454,034)	160,905
NET LOSS	(3,425,981)	(942,368)	160,905
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(364,652)	526,793	(184,509)
COMPREHENSIVE LOSS	$(3,790,633)	$(415,575)	$(23,604)

Schedule of parent company statements of cash flows
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(3,425,981)	$(942,368)	$160,905
Adjustments to reconcile net income (loss) to cash used in operating activities:
Equity loss of subsidiary	1,534,768	454,034	(160,905)
Amortization of stock compensation expenses for services	758,750	488,334	-
Changes in operating assets and liabilities:
Prepaid costs and expenses	(2,370,872)	-	-
Inter-company	187,587	-	-
Net cash used in operating activities	(3,315,748)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contribution to affiliated entity	(1,760,000)	-	-
Net cash used in investing activities	(1,760,000)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital	18,992	-	-
APIC	5,925,155	-	-
Net cash provided by financing activities	5,944,147	-	-

CHANGES IN CASH	868,399	-	-

Cash and restricted cash, beginning of year	-	-	-

Cash and restricted cash, end of year	$868,399	$-	$-

NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to consultants and service providers for IPO services	$-	$2,000,000	$-
Issuance of ordinary shares to service providers and consulting services	$238,680	$2,030,000	$-